4. Loan Servicing (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of year	$ 1,329,079	$ 1,009,623
Mortgage servicing rights capitalized	209,713	274,253
Mortgage servicing rights amortized	(250,955)	(317,865)
Change in valuation allowance	24,128	363,068
Balance at end of year	$ 1,311,965	$ 1,329,079